Additional Financial Information (Tables)	12 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Components of Other Non-Current Assets
The following table sets forth the components of Other non-current assets included in the Balance Sheets:

	As of June 30,
	2024	2023
	(in millions)
Royalty advances to authors	$375	$376
Retirement benefit assets	147	134
Inventory	37	41
News America Marketing deferred consideration(a)	—	157
Other	398	358
Total Other non-current assets	$957	$1,066
(a)The balance of the News America Marketing deferred consideration was reclassified to Other current assets during the fiscal year ended June 30, 2024.
Components of Other Current Liabilities
The following table sets forth the components of Other current liabilities included in the Balance Sheets:

	As of June 30,
	2024	2023
	(in millions)
Royalties and commissions payable	$215	$206
Current operating lease liabilities	89	81
Allowance for sales returns	141	154
Other	327	363
Total Other current liabilities	$772	$804

Components of Accumulated Other Comprehensive Loss
The components of Accumulated other comprehensive loss were as follows:

	For the fiscal years ended June 30,
	2024	2023	2022
	(in millions)
Accumulated other comprehensive loss, net of tax:
Cash flow hedge adjustments:
Balance, beginning of year	33	21	—
Fiscal year activity(a)	(11)	12	21
Balance, end of year	22	33	21
Benefit Plan Adjustments:
Balance, beginning of year	(328)	(321)	(392)
Fiscal year activity(b)	19	(7)	71
Balance, end of year	(309)	(328)	(321)
Foreign currency translation adjustments:
Balance, beginning of year	(952)	(970)	(549)
Fiscal year activity	(12)	18	(421)
Balance, end of year	(964)	(952)	(970)
Total accumulated other comprehensive loss, net of tax:
Balance, beginning of year	(1,247)	(1,270)	(941)
Fiscal year activity, net of income taxes(c)	(4)	23	(329)
Balance, end of year	$(1,251)	$(1,247)	$(1,270)
(a)Net of income tax expense (benefit) of $(4) million, $4 million and $7 million for the fiscal years ended June 30, 2024, 2023 and 2022 respectively.
(b)Net of income tax expense (benefit) of $6 million, $(2) million and $19 million for the fiscal years ended June 30, 2024, 2023 and 2022, respectively.
(c)Excludes $(1) million, $(18) million and $(97) million relating to noncontrolling interests for the fiscal years ended June 30, 2024, 2023 and 2022, respectively.

Components of Other, Net Included in Statements of Operations
The following table sets forth the components of Other, net included in the Statements of Operations:

	For the fiscal years ended June 30,
	2024	2023	2022
	(in millions)
Remeasurement of equity securities	$(13)	$(9)	$(59)
Dividends received from equity security investments	4	6	19
Gain on sale of businesses(a)	—	—	98
Gain on remeasurement of previously-held interest	5	—	3
Gain on dilution of PropertyGuru investment(b)	—	—	15
Other	(55)	6	(29)
Total Other, net	$(59)	$3	$47
(a)During the fiscal year ended June 30, 2022, REA Group acquired an 18% interest in PropertyGuru in exchange for all shares of REA Group’s entities in Malaysia and Thailand. The Company recognized a gain of $107 million on the disposition of such entities.
(b)During the fiscal year ended June 30, 2022, PropertyGuru completed its merger with Bridgetown 2 Holdings Limited. As a result of the merger and subsequent investments made in connection with the transaction, REA Group’s ownership interest in PropertyGuru was 17.5% and a gain of $15 million was recorded resulting from its ownership dilution in the transaction.

Summary of Supplemental Cash Flow Information
The following table sets forth the Company’s gross cash paid for interest and taxes:

	For the fiscal years ended June 30,
	2024	2023	2022
	(in millions)
Cash paid for interest	$97	$61	$46
Cash paid for taxes	156	149	175